Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (losses) gains	$ 10,851	$ (7,135)	$ (101,157)
Realized and unrealized losses on non-designated derivative instruments (note 16)	(13,719)	(14,852)	(38,854)
Cross Currency Interest Rate Contract Maturity and Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	0	(42,271)	(25,733)
Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(5,062)	(6,533)	(18,494)
Unrealized (losses) gains	(13,239)	21,240	82,668
Realized and unrealized losses on non-designated derivative instruments (note 16)	$ (18,301)	$ (27,564)	$ 38,441